Note 5 - Exploration and Evaluation Assets (Tables)	6 Months Ended
Sep. 30, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about exploration expenditures [text block]
	Zoro Property	Grass River Property	Winston Property	Peg North Property	Jean Lake Property	Jol Lithium Property	Lac Simard Property	Total

Acquisition costs
Balance, March 31, 2023	$1,909,407	$43,500	$1,334,548	$200,000	$150,000	$10,454	$-	$3,647,909
Cash	-	-	54,637	100,000	50,000	638	41,553	246,828
Shares	-	-	-	100,000	39,526	-	85,600	225,126
Balance, September 30, 2023	1,909,407	43,500	1,389,185	400,000	239,526	11,092	127,153	4,119,863

Exploration costs
Balance, March 31, 2023	4,653,559	596,124	371,909	660,472	2,509,453	38,365	-	8,829,882
Assay	-	-	-	12,788	2,669	-	-	15,457
Geological, consulting and other	20,919	45,785	45,482	149,729	76,610	-	-	338,525
Exploration cost recovery	-	-	-	-	(100,000)	-	-	(100,000)
Balance, September 30, 2023	4,674,478	641,909	417,391	822,989	2,488,732	38,365	-	9,083,864

Total Balance, September 30, 2023	$6,583,885	$685,409	$1,806,576	$1,222,989	$2,728,258	$49,457	$127,153	$13,203,727
	Zoro Property	Grass River Property	Winston Property	Peg North Property	Jean Lake Property	Jol Lithium Property	Total

Acquisition costs
Balance, March 31, 2022	$1,909,407	$40,500	$1,200,586	$-	$50,000	$-	$3,200,493
Cash	-	3,000	133,962	100,000	50,000	8,000	294,962
Shares	-	-	-	100,000	50,000	2,454	152,454
Balance, March 31, 2023	1,909,407	43,500	1,334,548	200,000	150,000	10,454	3,647,909

Exploration costs
Balance, March 31, 2022	3,402,511	-	244,216	-	343,902	-	3,990,629
Assay	805	-	-	-	496	-	1,301
Drilling	29,084	-	-	-	-	-	29,084
Geological, consulting and other	780,155	412,874	127,693	498,213	1,397,541	38,365	3,254,841
Helicopter	441,004	183,250	-	162,259	1,067,514	-	1,854,027
Exploration cost recovery	-	-	-	-	(300,000)	-	(300,000)
Balance, March 31, 2023	4,653,559	596,124	371,909	660,472	2,509,453	38,365	8,829,882

Total Balance, March 31, 2023	$6,562,966	$639,624	$1,706,457	$860,472	$2,659,453	$48,819	$12,477,791